Convertible bonds (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Convertible Bond, current
Convertible Bond, current	[1]	¥ 2,768,469	$ 398,742	¥ 0
Convertible Bond, non-current
Convertible Bond, non-current	[2]	0	$ 0	2,572,119
Short-term Debt [Member]
Convertible Bond, current
2019 Convertible Senior Notes		2,773,925		0
Less: issuance cost		(5,456)		0
Convertible Bond, current		2,768,469		0
Long-term Debt [Member]
Convertible Bond, non-current
2019 Convertible Senior Notes		0		2,597,403
Less: issuance cost		0		(25,284)
Convertible Bond, non-current		¥ 0		¥ 2,572,119

[1]	Convertible bonds classified in current liabilities represent Convertible Senior Notes which may be redeemed within one year.
[2]	Effectively January 2016, ASU 2015-3 issued by FASB requires entities to present the issuance costs of bonds in the balance sheet as a direct deduction from the related bonds rather than assets. Accordingly, the Company retrospectively reclassified RMB25.3 million of issuance cost of bonds from other non-current assets into convertible bonds as of December 31, 2015.